UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

This report on Form N-CSR relates solely to the Registrant's Strategic Income Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.72%
Actual		$ 1,000.00	$ 1,027.50	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61
Service Class	.82%
Actual		$ 1,000.00	$ 1,026.60	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Service Class 2.99%
Actual		$ 1,000.00	$ 1,025.70	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Investor Class	.75%
Actual		$ 1,000.00	$ 1,027.60	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds, in which the Fund invests, are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Holdings as of June 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.7	19.6
Fannie Mae	3.4	1.8
Japan Government	2.4	2.3
Argentine Republic	2.3	2.4
German Federal Republic	2.2	3.7
	28.0
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunication Services	8.3	8.1
Consumer Discretionary	8.0	10.0
Financials	7.0	7.2
Energy	5.2	4.1
Industrials	4.2	3.4
Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
U.S. Government and U.S. Government Agency Obligations† 27.4%	U.S. Government and U.S. Government Agency Obligations† 27.2%
AAA,AA,A 13.1%	AAA,AA,A 14.0%
BBB 3.8%	BBB 4.5%
BB 13.0%	BB 11.1%
B 22.8%	B 21.2%
CCC,CC,C 8.0%	CCC,CC,C 10.8%
D 0.0%	D 0.4%
Not Rated 4.2%	Not Rated 4.0%
Equities 1.0%	Equities 0.5%
Short-Term Investments and Net Other Assets 6.7%	Short-Term Investments and Net Other Assets 6.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Preferred Securities 0.6%		Preferred Securities 0.6%
	Corporate Bonds 34.1%		Corporate Bonds 34.8%
	U.S. Government and U.S. Government Agency Obligations† 27.4%		U.S. Government and U.S. Government Agency Obligations† 27.2%
	Foreign Government & Government Agency Obligations 22.0%		Foreign Government & Government Agency Obligations 19.6%
	Floating Rate Loans 8.0%		Floating Rate Loans 10.4%
	Stocks 1.0%		Stocks 0.5%
	Other Investments 0.2%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 6.3%
* Foreign investments	33.7%	** Foreign investments	32.9%
* Futures and Swaps	(0.1)%	** Futures and Swaps	0.0%

† Includes FDIC Guaranteed Corporate Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 33.9%
		Principal Amount (c)	Value
Convertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 921,000	$ 1,061,084
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		170,000	147,135
Oil, Gas & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. 2.375% 4/15/15		1,360,000	1,373,736
Chesapeake Energy Corp. 2.5% 5/15/37		1,350,000	1,060,020
Massey Energy Co. 3.25% 8/1/15		2,120,000	1,749,000
			4,182,756
TOTAL ENERGY			4,329,891
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		25,000	24,531
6% 5/1/15		385,000	365,288
			389,819
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. 3.125% 6/15/12		2,610,000	2,463,188
TOTAL CONVERTIBLE BONDS			8,243,982
Nonconvertible Bonds - 32.7%
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.4%
Affinia Group, Inc.:
9% 11/30/14		170,000	170,000
10.75% 8/15/16 (f)		55,000	59,950
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (f)		145,000	145,363
Lear Corp.:
7.875% 3/15/18		110,000	109,725
8.125% 3/15/20		125,000	125,000
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		180,000	193,050
Tenneco, Inc.:
8.125% 11/15/15		80,000	80,400
8.625% 11/15/14		519,000	521,595
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		305,000	330,163

		Principal Amount (c)	Value
TRW Automotive, Inc.:
7% 3/15/14 (f)		$ 20,000	$ 19,800
7.25% 3/15/17 (f)		1,015,000	984,550
8.875% 12/1/17 (f)		120,000	123,000
			2,862,596
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (b)		607,000	166,925
7.7% 4/15/16 (b)		376,000	110,920
			277,845
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		40,000	38,500
Hotels, Restaurants & Leisure - 1.1%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		355,000	351,450
Harrah's Escrow Corp. 12.75% 4/15/18 (f)		620,000	587,450
Harrah's Operating Co., Inc. 11.25% 6/1/17		675,000	708,750
Landry's Restaurants, Inc. 11.625% 12/1/15		110,000	115,225
MCE Finance Ltd. 10.25% 5/15/18 (f)		785,000	824,250
MGM Mirage, Inc.:
5.875% 2/27/14		260,000	206,700
6.625% 7/15/15		860,000	670,800
6.75% 4/1/13		140,000	122,500
6.875% 4/1/16		235,000	182,125
7.5% 6/1/16		885,000	699,150
7.625% 1/15/17		372,000	290,160
9% 3/15/20 (f)		285,000	292,125
10.375% 5/15/14		100,000	108,750
11.125% 11/15/17		190,000	209,475
Mohegan Tribal Gaming Authority:
6.875% 2/15/15		195,000	138,450
11.5% 11/1/17 (f)		540,000	553,500
Scientific Games Corp. 6.25% 12/15/12		40,000	39,400
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		100,000	80,000
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	94,763
Station Casinos, Inc.:
6% 4/1/12 (b)		610,000	36,219
6.5% 2/1/14 (b)		811,000	1,014
6.625% 3/15/18 (b)		830,000	1,038
6.875% 3/1/16 (b)		865,000	1,081
7.75% 8/15/16 (b)		920,000	58,075
Town Sports International Holdings, Inc. 11% 2/1/14		23,000	20,930
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (f)		1,180,000	1,185,900
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		$ 30,000	$ 13,500
12.75% 1/15/13 (b)		230,000	288
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		66,000	35,970
			7,629,038
Household Durables - 0.2%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		150,000	157,500
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16		465,000	465,000
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	504,400
Sealy Mattress Co. 10.875% 4/15/16 (f)		100,000	111,000
			1,237,900
Leisure Equipment & Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16 (f)		120,000	124,500
Media - 2.6%
AMC Entertainment, Inc. 11% 2/1/16		550,000	574,750
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		445,000	471,700
CanWest Media, Inc. 8% 9/15/12 (b)		20,666	20,692
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		525,000	523,031
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		1,205,112	1,408,475
Clear Channel Communications, Inc.:
4.9% 5/15/15		165,000	85,800
5.5% 9/15/14		123,000	67,650
5.5% 12/15/16		115,000	55,200
5.75% 1/15/13		195,000	149,175
6.25% 3/15/11		10,000	9,625
6.875% 6/15/18		80,000	38,800
10.75% 8/1/16		2,105,000	1,473,500
11.75% 8/1/16 pay-in-kind (h)		307,037	193,753
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)		120,000	119,400
Series B 9.25% 12/15/17 (f)		475,000	477,375
EchoStar Communications Corp.:
6.625% 10/1/14		790,000	790,000

		Principal Amount (c)	Value
7% 10/1/13		$ 340,000	$ 350,200
7.125% 2/1/16		2,725,000	2,738,625
7.75% 5/31/15		1,100,000	1,130,250
Gray Television, Inc. 10.5% 6/29/15 (f)		160,000	154,400
Interpublic Group of Companies, Inc. 10% 7/15/17		170,000	187,425
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,191,400
8.5% 7/15/29		230,000	211,600
MDC Partners, Inc. 11% 11/1/16 (f)		65,000	69,225
MediMedia USA, Inc. 11.375% 11/15/14 (f)		50,000	42,500
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		485,000	505,613
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14		615,000	631,913
11.5% 5/1/16		315,000	344,925
11.625% 2/1/14		160,000	175,200
Rainbow National Services LLC:
8.75% 9/1/12 (f)		110,000	110,000
10.375% 9/1/14 (f)		365,000	378,688
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(h)		1,040,000	1,037,400
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		1,785,000	1,664,513
Univision Communications, Inc. 12% 7/1/14 (f)		490,000	525,525
Videotron Ltd. 6.875% 1/15/14		125,000	125,625
			18,033,953
Multiline Retail - 0.2%
Matahari International Finance Co. BV 10.75% 8/7/12		750,000	784,725
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		450,000	442,125
			1,226,850
Specialty Retail - 0.2%
Claire's Stores, Inc.:
9.25% 6/1/15		185,000	158,638
9.625% 6/1/15 pay-in-kind (h)		287,886	244,373
Michaels Stores, Inc.:
0% 11/1/16 (d)		30,000	26,625
10% 11/1/14		480,000	492,000
Sonic Automotive, Inc. 9% 3/15/18		160,000	160,800
Staples, Inc. 9.75% 1/15/14		433,000	531,166
			1,613,602
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
7.625% 5/15/20 (f)		$ 175,000	$ 171,063
8.875% 4/1/16		170,000	175,950
			347,013
TOTAL CONSUMER DISCRETIONARY			33,391,797
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		100,000	103,500
16% 3/27/12 (f)		400,000	368,480
			471,980
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
8.625% 3/1/15		55,000	44,825
9.375% 12/15/15		140,000	113,750
9.5% 6/15/17		220,000	173,250
			331,825
Food Products - 0.1%
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		120,000	1,200
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		330,000	367,950
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		155,000	159,263
Smithfield Foods, Inc. 10% 7/15/14 (f)		380,000	419,900
			948,313
Household Products - 0.0%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		230,000	248,975
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	39,300
Revlon Consumer Products Corp. 9.75% 11/15/15 (f)		300,000	306,750
			346,050
TOTAL CONSUMER STAPLES			2,347,143
ENERGY - 4.4%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		130,000	126,100
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		240,000	218,400

		Principal Amount (c)	Value
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		$ 375,000	$ 332,813
Pioneer Drilling Co. 9.875% 3/15/18 (f)		275,000	266,750
			944,063
Oil, Gas & Consumable Fuels - 4.3%
Adaro Indonesia PT 7.625% 10/22/19 (f)		330,000	334,950
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		245,000	261,231
Atlas Pipeline Partners LP 8.125% 12/15/15		840,000	772,800
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)		2,620,000	1,912,600
Berry Petroleum Co.:
8.25% 11/1/16		150,000	147,000
10.25% 6/1/14		145,000	154,425
Chaparral Energy, Inc. 8.5% 12/1/15		275,000	255,750
Chesapeake Energy Corp.:
6.5% 8/15/17		920,000	910,800
6.875% 11/15/20		2,335,000	2,355,431
7.25% 12/15/18		515,000	531,738
7.625% 7/15/13		655,000	684,475
9.5% 2/15/15		360,000	397,800
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	299,723
Concho Resources, Inc. 8.625% 10/1/17		155,000	159,263
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		270,000	261,900
CONSOL Energy, Inc.:
8% 4/1/17 (f)		525,000	543,375
8.25% 4/1/20 (f)		540,000	564,300
Continental Resources, Inc. 8.25% 10/1/19		65,000	67,925
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18		390,000	390,000
Denbury Resources, Inc.:
8.25% 2/15/20		308,000	321,860
9.75% 3/1/16		105,000	112,613
Drummond Co., Inc.:
7.375% 2/15/16		300,000	288,000
9% 10/15/14 (f)		675,000	685,125
DTEK Finance BV 9.5% 4/28/15 (f)		230,000	217,350
EXCO Resources, Inc. 7.25% 1/15/11		10,000	9,925
International Coal Group, Inc. 9.125% 4/1/18		75,000	74,813
InterNorth, Inc. 9.625% 3/16/06 (b)		100,000	0
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (f)		160,000	160,160
8.375% 7/2/13 (f)		265,000	284,875
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
KazMunaiGaz Finance Sub BV: - continued
9.125% 7/2/18 (f)		$ 330,000	$ 379,088
11.75% 1/23/15 (f)		380,000	464,550
LINN Energy LLC 8.625% 4/15/20 (f)		780,000	798,525
Mariner Energy, Inc.:
7.5% 4/15/13		185,000	189,625
8% 5/15/17		305,000	333,579
11.75% 6/30/16		320,000	398,400
Naftogaz of Ukraine NJSC 9.5% 9/30/14		380,000	394,250
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		320,000	305,600
Newfield Exploration Co. 6.875% 2/1/20		1,025,000	991,688
OPTI Canada, Inc.:
7.875% 12/15/14		555,000	482,850
8.25% 12/15/14		95,000	83,125
9% 12/15/12 (f)		240,000	242,400
Pan American Energy LLC 7.875% 5/7/21 (f)		310,000	306,900
Peabody Energy Corp. 7.875% 11/1/26		300,000	315,000
Pemex Project Funding Master Trust 6.625% 6/15/35		170,000	174,855
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		145,000	145,000
8.375% 12/10/18		50,000	58,750
Petrohawk Energy Corp.:
7.875% 6/1/15		1,615,000	1,619,038
9.125% 7/15/13		600,000	628,500
Petroleos de Venezuela SA:
5.25% 4/12/17		1,295,000	692,825
5.375% 4/12/27		2,945,000	1,310,525
Petroleos Mexicanos 6% 3/5/20 (f)		245,000	256,025
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		300,000	285,750
Petroleum Development Corp. 12% 2/15/18		265,000	273,613
Petroleum Export Ltd. 5.265% 6/15/11 (Reg. S)		84,778	84,778
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	659,200
Plains Exploration & Production Co. 10% 3/1/16		645,000	683,700
Quicksilver Resources, Inc. 11.75% 1/1/16		335,000	370,175
Range Resources Corp. 7.375% 7/15/13		100,000	101,000

		Principal Amount (c)	Value
Rosetta Resources, Inc. 9.5% 4/15/18 (f)		$ 290,000	$ 288,550
SandRidge Energy, Inc.:
8% 6/1/18 (f)		190,000	179,550
8.625% 4/1/15 pay-in-kind (h)		320,000	307,200
Southern Star Central Corp. 6.75% 3/1/16		90,000	87,075
Southwestern Energy Co. 7.5% 2/1/18		150,000	160,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)		290,000	314,650
Teekay Corp. 8.5% 1/15/20		295,000	296,475
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	21,173
7.5% 4/1/17		445,000	508,187
7.625% 4/1/37		50,000	55,388
8% 2/1/16		75,000	87,188
8.375% 6/15/32		40,000	46,881
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		290,000	305,950
Venoco, Inc. 11.5% 10/1/17		250,000	255,000
W&T Offshore, Inc. 8.25% 6/15/14 (f)		310,000	279,000
YPF SA 10% 11/2/28		570,000	597,075
			29,978,988
TOTAL ENERGY			30,923,051
FINANCIALS - 5.9%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		460,000	454,825
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	100,000	155,380
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		290,000	289,275
UBS AG Jersey Branch 4.125% 9/25/18 (h)	EUR	150,000	182,233
VTB Capital SA 4.25% 2/15/16	EUR	100,000	122,876
			1,204,589
Commercial Banks - 1.0%
African Export-Import Bank 8.75% 11/13/14		320,000	339,200
CIT Group, Inc.:
7% 5/1/13		123,142	118,216
7% 5/1/14		184,712	172,706
7% 5/1/15		184,712	169,473
7% 5/1/16		307,853	279,377
7% 5/1/17		430,992	388,970
Development Bank of Philippines 8.375% (h)		400,000	424,000
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		1,950,000	1,920,750
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of India 0.7438% 6/7/12 (h)	JPY	10,000,000	$ 109,939
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		680,000	710,600
Intesa Sanpaolo SpA 3.75% 11/23/16	EUR	150,000	183,080
Kazkommerts International BV 8.5% 4/16/13 (f)		385,000	361,900
KBC IFIMA NV 0.918% 12/14/15 (h)	EUR	200,000	222,125
Kiev Ukraine 8.625% 7/15/11 (Issued by UniCredit Bank AG for Kiev Ukraine)		230,000	228,850
Rabobank Nederland 4.125% 1/14/20	EUR	500,000	636,467
RSHB Capital SA 9% 6/11/14 (f)		115,000	129,088
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (h)	GBP	200,000	304,202
US Bank NA 4.375% 2/28/17 (h)	EUR	100,000	121,178
Wells Fargo & Co. 7.98% (h)		135,000	137,700
			6,957,821
Consumer Finance - 1.6%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		80,000	65,200
Ford Motor Credit Co. LLC:
7% 10/1/13		340,000	346,734
7.25% 10/25/11		790,000	811,607
7.375% 2/1/11		45,000	45,843
7.5% 8/1/12		645,000	659,513
8% 6/1/14		335,000	344,213
12% 5/15/15		1,620,000	1,867,050
General Motors Acceptance Corp.:
6.75% 12/1/14		915,000	878,400
8% 11/1/31		490,000	450,705
GMAC LLC:
6% 4/1/11		91,000	90,773
6.75% 12/1/14		280,000	271,600
8% 11/1/31		5,898,000	5,455,650
			11,287,288
Diversified Financial Services - 2.5%
Azovstal Capital BV 9.125% 2/28/11		100,000	98,750
Bank of America Corp.:
4% 3/28/18 (h)	EUR	250,000	276,637
8% (h)		350,000	338,625
8.125% (h)		480,000	466,800
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		120,000	120,000

		Principal Amount (c)	Value
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (f)		$ 235,000	$ 235,588
8.125% 4/30/20 (f)		565,000	572,063
City of Buenos Aires 12.5% 4/6/15 (f)		675,000	681,750
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	15,991	27,062
8.151% 12/31/30	GBP	30,000	55,026
FireKeepers Development Authority 13.875% 5/1/15 (f)		100,000	115,500
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		199,000	199,259
GMAC, Inc. 8% 3/15/20 (f)		2,795,000	2,760,063
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (f)		1,355,000	1,314,350
8% 1/15/18 (f)		1,355,000	1,314,350
Imperial Tobacco Finance 8.375% 2/17/16	EUR	150,000	226,384
Ineos Finance PLC 9% 5/15/15 (f)		215,000	214,194
International Lease Finance Corp.:
5.625% 9/20/13		547,000	493,668
5.65% 6/1/14		678,000	601,725
6.375% 3/25/13		344,000	322,500
6.625% 11/15/13		1,381,000	1,270,520
JPMorgan Chase & Co. 6.125% 4/1/14	EUR	150,000	204,271
LBI Escrow Corp. 8% 11/1/17 (f)		580,000	595,950
Merck Financial Services GmbH 4.5% 3/24/20	EUR	450,000	582,902
NCO Group, Inc. 11.875% 11/15/14		120,000	114,600
Pontis Ltd. 6.25% 7/20/10 (f)		900,000	886,500
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		145,000	146,088
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	4,440,706	142,369
TMK Capital SA 10% 7/29/11		500,000	516,750
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		350,000	365,295
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	50,000	63,097
UPC Germany GmbH 8.125% 12/1/17 (f)		560,000	548,800
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	50,000	62,352
4.375% 5/19/14	EUR	200,000	256,833
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)		1,000,000	907,625
			17,098,246
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.3%
American International Group, Inc.:
4.25% 5/15/13		$ 130,000	$ 125,450
5.05% 10/1/15		225,000	206,719
5.45% 5/18/17		680,000	603,500
5.6% 10/18/16		370,000	337,810
5.85% 1/16/18		120,000	107,250
8.25% 8/15/18		400,000	405,000
AXA SA 5.25% 4/16/40 (h)	EUR	300,000	341,220
			2,126,949
Real Estate Investment Trusts - 0.1%
Omega Healthcare Investors, Inc. 7.5% 2/15/20 (f)		385,000	378,263
Senior Housing Properties Trust 8.625% 1/15/12		280,000	289,800
			668,063
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc. 11.625% 6/15/17		425,000	478,125
Realogy Corp.:
10.5% 4/15/14		930,000	790,500
11.75% 4/15/14 pay-in-kind (h)		230,662	189,112
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		65,000	66,788
Ventas Realty LP 6.5% 6/1/16		65,000	65,163
			1,589,688
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 3.375% 8/17/15 (h)	EUR	200,000	230,138
TOTAL FINANCIALS			41,162,782
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		90,000	96,750
Health Care Providers & Services - 1.1%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (f)		505,000	536,563
Capella Healthcare, Inc. 9.25% 7/1/17 (f)		280,000	282,800
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (h)		512,393	484,211
CRC Health Group, Inc. 10.75% 2/1/16		90,000	82,800
DASA Finance Corp. 8.75% 5/29/18 (f)		150,000	162,375
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	128,750
HCA, Inc.:
5.75% 3/15/14		220,000	204,600

		Principal Amount (c)	Value
6.25% 2/15/13		$ 110,000	$ 108,075
6.375% 1/15/15		75,000	70,028
6.5% 2/15/16		275,000	256,438
6.75% 7/15/13		110,000	107,800
7.25% 9/15/20		1,935,000	1,925,325
9.125% 11/15/14		580,000	604,650
9.25% 11/15/16		1,215,000	1,281,825
HealthSouth Corp. 8.125% 2/15/20		575,000	565,628
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	90,000
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		390,000	390,000
Rhoen-Klinikum AG 3.875% 3/11/16	EUR	100,000	125,704
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	80,340
Sun Healthcare Group, Inc. 9.125% 4/15/15		30,000	31,200
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		146,000	153,300
United Surgical Partners International, Inc. 8.875% 5/1/17		55,000	54,450
			7,726,862
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	70,788
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (f)		435,000	424,125
Leiner Health Products, Inc. 11% 6/1/12 (b)		90,000	6,750
Mylan, Inc.:
7.625% 7/15/17 (f)		315,000	323,663
7.875% 7/15/20 (f)		570,000	584,250
Roche Holdings, Inc. 6.5% 3/4/21	EUR	100,000	154,183
			1,492,971
TOTAL HEALTH CARE			9,387,371
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	38,500
12% 11/1/14 pay-in-kind (f)		115,249	114,858
DigitalGlobe, Inc. 10.5% 5/1/14		185,000	198,875
GeoEye, Inc. 9.625% 10/1/15 (f)		75,000	76,875
Hexcel Corp. 6.75% 2/1/15		100,000	98,000
			527,108
Airlines - 0.8%
American Airlines, Inc. equipment trust certificate 13% 8/1/16		331,361	364,497
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		$ 402,210	$ 448,464
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		49,565	46,095
3.6613% 6/2/13 (h)		2,532,916	2,165,643
Continental Airlines, Inc. 7.25% 11/10/19		390,000	415,350
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		750,000	7,500
9.5% 9/15/14 (f)		115,000	121,325
10% 8/15/08 (a)		70,000	700
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		551,967	560,936
8.021% 8/10/22		283,545	272,203
Northwest Airlines Corp. 10% 2/1/09 (a)		105,000	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		90,000	450
8.875% 6/1/06 (a)		80,000	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		127,179	122,410
8.028% 11/1/17		54,723	48,156
United Air Lines, Inc.:
9.875% 8/1/13 (f)		170,000	175,780
12% 11/1/13 (f)		270,000	282,825
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		665,000	706,563
			5,738,897
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13		753,333	785,350
Commercial Services & Supplies - 0.5%
ACCO Brands Corp. 10.625% 3/15/15		45,000	48,150
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	10,000
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	123,947
Casella Waste Systems, Inc. 11% 7/15/14 (f)		105,000	113,400
Cenveo Corp. 10.5% 8/15/16 (f)		175,000	178,063
Garda World Security Corp. 9.75% 3/15/17 (f)		185,000	186,850
International Lease Finance Corp.:
4.75% 1/13/12		190,000	179,788
5% 9/15/12		205,000	189,369
8.625% 9/15/15 (f)		655,000	618,975
8.75% 3/15/17 (f)		980,000	921,200

		Principal Amount (c)	Value
Iron Mountain, Inc.:
6.625% 1/1/16		$ 480,000	$ 471,600
7.75% 1/15/15		180,000	181,350
The Geo Group, Inc. 7.75% 10/15/17 (f)		220,000	223,300
			3,445,992
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		50,000	50,125
Odebrecht Finance Ltd. 7% 4/21/20 (f)		105,000	106,575
Odebrecht Overseas Ltd. 9.625%		200,000	200,000
			356,700
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		40,000	39,600
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	58,800
			98,400
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	150,000	190,671
Sequa Corp.:
11.75% 12/1/15 (f)		705,000	694,425
13.5% 12/1/15 pay-in-kind (f)		280,685	284,895
			1,169,991
Machinery - 0.2%
ArvinMeritor, Inc. 10.625% 3/15/18		170,000	178,925
Chart Industries, Inc. 9.125% 10/15/15		60,000	60,000
Navistar International Corp. 8.25% 11/1/21		710,000	718,875
Terex Corp. 10.875% 6/1/16		330,000	354,750
			1,312,550
Marine - 0.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		195,000	195,975
9.5% 12/15/14		785,000	753,600
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	91,200
			1,040,775
Road & Rail - 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18 (f)		200,000	202,000
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		100,000	102,000
7.625% 12/1/13		100,000	102,250
8% 2/1/18 (f)		2,500,000	2,568,750
12.5% 4/1/16		605,000	722,975
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		90,000	85,950
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
TFM SA de CV 9.375% 5/1/12		$ 99,000	$ 101,228
Western Express, Inc. 12.5% 4/15/15 (f)		245,000	224,788
			4,109,941
Trading Companies & Distributors - 0.1%
Penhall International Corp. 12% 8/1/14 (f)		80,000	56,000
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)		647,482	653,957
			709,957
Transportation Infrastructure - 0.1%
Trico Shipping AS 11.875% 11/1/14 (f)		720,000	696,600
TOTAL INDUSTRIALS			19,992,261
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.4%
Avaya, Inc.:
9.75% 11/1/15		645,000	603,075
10.125% 11/1/15 pay-in-kind (h)		369,031	345,044
Brocade Communications Systems, Inc.:
6.625% 1/15/18 (f)		90,000	89,325
6.875% 1/15/20 (f)		90,000	89,433
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		320,000	324,000
Lucent Technologies, Inc.:
6.45% 3/15/29		1,620,000	1,069,200
6.5% 1/15/28		400,000	264,000
ViaSat, Inc. 8.875% 9/15/16		105,000	106,838
			2,890,915
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)		95,000	108,300
Electronic Equipment & Components - 0.3%
Reddy Ice Corp.:
11.25% 3/15/15 (f)		1,875,000	1,931,250
13.25% 11/1/15 (f)		130,000	125,450
			2,056,700
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		665,000	674,975
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		275,000	247,500

		Principal Amount (c)	Value
12.25% 11/15/15 pay-in-kind (h)		$ 58,575	$ 53,010
SunGard Data Systems, Inc. 9.125% 8/15/13		260,000	265,200
Unisys Corp.:
12.5% 1/15/16		210,000	226,800
12.75% 10/15/14 (f)		32,000	35,760
14.25% 9/15/15 (f)		26,000	29,900
			858,170
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (f)		270,000	267,975
Amkor Technology, Inc. 7.375% 5/1/18 (f)		280,000	273,000
Avago Technologies Finance Ltd. 11.875% 12/1/15		505,000	551,081
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (h)		261,866	234,370
9.25% 4/15/18 (f)		225,000	220,500
10.125% 3/15/18 (f)		765,000	787,950
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (f)		190,000	193,325
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		105,000	131
NXP BV 3.0528% 10/15/13 (h)		535,000	457,425
Spansion LLC 11.25% 1/15/16 (b)(f)		255,000	261,947
Viasystems, Inc. 12% 1/15/15 (f)		310,000	334,800
			3,582,504
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		50,000	37,500
TOTAL INFORMATION TECHNOLOGY			10,209,064
MATERIALS - 3.0%
Chemicals - 0.6%
Ashland, Inc. 9.125% 6/1/17		160,000	174,800
Braskem Finance Ltd. 7% 5/7/20 (f)		130,000	131,300
Chemtura Corp. 6.875% 6/1/16 (b)		85,000	95,625
Georgia Gulf Corp. 9% 1/15/17 (f)		860,000	885,800
MacDermid, Inc. 9.5% 4/15/17 (f)		40,000	40,100
Momentive Performance Materials, Inc.:
9.75% 12/1/14		685,000	647,325
10.125% 12/1/14 pay-in-kind (h)		1,118,130	1,090,177
11.5% 12/1/16		670,000	603,000
NOVA Chemicals Corp.:
3.7476% 11/15/13 (h)		105,000	96,600
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
NOVA Chemicals Corp.: - continued
6.5% 1/15/12		$ 375,000	$ 376,875
Solutia, Inc.:
7.875% 3/15/20		175,000	175,000
8.75% 11/1/17		85,000	87,763
Sterling Chemicals, Inc. 10.25% 4/1/15		90,000	88,200
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		95,000	92,625
			4,585,190
Construction Materials - 0.0%
Headwaters, Inc. 11.375% 11/1/14		80,000	80,400
SOV Housing Capital PLC 5.705% 9/10/39	GBP	100,000	158,880
			239,280
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		40,000	39,400
Berry Plastics Holding Corp.:
4.4121% 9/15/14 (h)		45,000	38,700
8.875% 9/15/14		720,000	696,600
10.25% 3/1/16		820,000	713,400
BWAY Holding Co. 10% 6/15/18 (f)		205,000	213,713
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,101,100
7.5% 12/15/96		160,000	119,600
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		85,000	0
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		430,000	0
Vitro SAB de CV:
8.625% 2/1/12 (b)		2,155,000	991,300
9.125% 2/1/17 (b)		120,000	55,200
			3,969,013
Metals & Mining - 1.7%
Aleris International, Inc.:
6% 6/1/20 (f)		1,759	8,290
9.75% 12/15/14 pay-in-kind (b)(h)		150,000	1,121
CSN Islands XI Corp. 6.875% 9/21/19 (f)		465,000	472,905
Edgen Murray Corp. 12.25% 1/15/15 (f)		675,000	570,375
Evraz Group SA 8.875% 4/24/13 (f)		710,000	724,200

		Principal Amount (c)	Value
FMG Finance Property Ltd.:
10% 9/1/13 (f)		$ 295,000	$ 311,225
10.625% 9/1/16 (f)		2,707,000	2,991,235
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		510,000	552,687
8.375% 4/1/17		2,570,000	2,827,000
International Steel Group, Inc. 6.5% 4/15/14		445,000	476,363
Metinvest BV 10.25% 5/20/15 (f)		260,000	253,188
Novelis, Inc. 11.5% 2/15/15		80,000	85,600
RathGibson, Inc. 11.25% 2/15/14 (b)		305,000	4,613
Severstal Columbus LLC 10.25% 2/15/18 (f)		555,000	560,550
Southern Copper Corp. 6.75% 4/16/40		260,000	258,700
Teck Resources Ltd.:
9.75% 5/15/14		405,000	478,793
10.25% 5/15/16		515,000	607,700
10.75% 5/15/19		600,000	735,180
			11,919,725
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		40,000	38,800
NewPage Corp.:
6.5944% 5/1/12 (h)		90,000	59,400
11.375% 12/31/14		345,000	312,225
Solo Cup Co. 8.5% 2/15/14		135,000	121,163
Stone Container Corp. 8.375% 7/1/12 (b)		220,000	0
			531,588
TOTAL MATERIALS			21,244,796
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 4.8%
Alestra SA de RL de CV 11.75% 8/11/14		350,000	372,750
Citizens Communications Co.:
7.875% 1/15/27		280,000	249,200
9% 8/15/31		220,000	204,050
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		2,265,000	2,259,338
Frontier Communications Corp.:
8.25% 4/15/17 (f)		525,000	528,938
8.5% 4/15/20 (f)		540,000	542,700
Global Crossing Ltd. 12% 9/15/15 (f)		1,320,000	1,399,200
Intelsat Bermuda Ltd.:
11.25% 2/4/17		3,375,000	3,408,750
12.5% 2/4/17 pay-in-kind (h)		4,006,149	3,816,970
Intelsat Corp.:
9.25% 8/15/14		315,000	322,875
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Corp.: - continued
9.25% 6/15/16		$ 560,000	$ 588,000
Intelsat Ltd. 11.25% 6/15/16		1,680,000	1,793,400
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		285,000	293,550
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		530,000	527,350
7.5% 2/15/14		480,000	481,200
7.5% 2/15/14		110,000	110,275
Qwest Corp. 8.375% 5/1/16		550,000	603,625
Sprint Capital Corp.:
6.875% 11/15/28		4,957,000	4,114,310
6.9% 5/1/19		375,000	339,375
8.75% 3/15/32		7,465,000	7,129,075
U.S. West Communications:
6.875% 9/15/33		200,000	183,500
7.25% 9/15/25		35,000	33,688
7.25% 10/15/35		70,000	64,225
7.5% 6/15/23		30,000	28,725
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)		3,340,000	3,423,500
12% 12/1/15 (f)		1,135,000	1,169,050
			33,987,619
Wireless Telecommunication Services - 2.4%
Clearwire Escrow Corp. 12% 12/1/15 (f)		335,000	334,163
Digicel Group Ltd.:
8.875% 1/15/15 (f)		1,875,000	1,809,375
9.125% 1/15/15 pay-in-kind (f)(h)		300,000	291,000
10.5% 4/15/18 (f)		1,650,000	1,691,250
12% 4/1/14 (f)		1,145,000	1,276,675
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		325,000	328,250
9.5% 6/15/16		1,215,000	1,272,713
11.5% 6/15/16		560,000	595,000
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13		1,430,000	1,440,725
8.875% 1/15/15		760,000	772,350
Millicom International Cellular SA 10% 12/1/13		1,380,000	1,421,400
Mobile Telesystems Finance SA 8% 1/28/12 (f)		192,000	199,920
MTS International Funding Ltd. 8.625% 6/22/20 (f)		210,000	216,951
Nextel Communications, Inc.:
5.95% 3/15/14		460,000	426,650
7.375% 8/1/15		335,000	318,250

		Principal Amount (c)	Value
NII Capital Corp. 10% 8/15/16		$ 1,275,000	$ 1,341,938
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		800,000	724,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		850,000	794,750
Sprint Nextel Corp. 6% 12/1/16		420,000	376,950
Telecom Personal SA 9.25% 12/22/10 (f)		440,000	448,800
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		455,000	480,025
			16,561,135
TOTAL TELECOMMUNICATION SERVICES			50,548,754
UTILITIES - 1.4%
Electric Utilities - 0.4%
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		130,000	132,600
Intergen NV 9% 6/30/17 (f)		1,255,000	1,248,725
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		425,000	468,563
7.75% 1/20/20 (f)		265,000	290,175
8% 8/7/19 (f)		165,000	182,325
National Power Corp. 6.875% 11/2/16 (f)		200,000	220,000
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.25% 11/1/16 pay-in-kind (h)		129,626	81,786
			2,624,174
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		225,000	225,000
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	185,609
8% 3/1/32		350,000	397,283
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		510,000	487,050
			1,294,942
Independent Power Producers & Energy Traders - 0.6%
Energy Future Holdings Corp.:
10% 1/15/20 (f)		270,000	268,650
10.875% 11/1/17		3,577,000	2,646,980
12% 11/1/17 pay-in-kind (h)		440,676	277,479
Enron Corp. 7.625% 9/10/04 (b)		400,000	0
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		235,000	259,393
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Power Sector Assets and Liabilities Management Corp.: - continued
7.39% 12/2/24 (f)		$ 280,000	$ 306,250
Tenaska Alabama Partners LP 7% 6/30/21 (f)		81,950	78,672
			3,837,424
Multi-Utilities - 0.2%
Aquila, Inc. 11.875% 7/1/12 (h)		120,000	138,211
NiSource Finance Corp. 10.75% 3/15/16		1,159,000	1,485,963
Utilicorp United, Inc. 7.95% 2/1/11 (e)		3,000	3,104
			1,627,278
Water Utilities - 0.0%
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	245,713
TOTAL UTILITIES			9,629,531
TOTAL NONCONVERTIBLE BONDS			228,836,550
TOTAL CORPORATE BONDS (Cost $228,123,953)			237,080,532
U.S. Government and Government Agency Obligations - 23.7%

U.S. Government Agency Obligations - 3.8%
Fannie Mae:
1.125% 7/30/12		3,710,000	3,735,339
1.25% 6/22/12		7,800,000	7,875,847
Federal Home Loan Bank:
1.5% 1/16/13		940,000	952,133
1.875% 6/21/13		2,240,000	2,284,804
3.625% 10/18/13		925,000	991,114
Freddie Mac:
1.625% 4/15/13		1,300,000	1,320,014
1.75% 6/15/12		7,583,000	7,733,303
4.125% 12/21/12		432,000	466,416
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		530,000	620,404
Tennessee Valley Authority 5.25% 9/15/39		400,000	436,343
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			26,415,717

		Principal Amount (c)	Value
U.S. Treasury Obligations - 17.7%
U.S. Treasury Bonds:
3.5% 2/15/39		$ 4,030,000	$ 3,752,309
4.25% 5/15/39		1,929,000	2,044,439
4.375% 2/15/38		675,000	731,531
4.375% 5/15/40		2,615,000	2,835,235
4.5% 5/15/38		480,000	530,625
4.5% 8/15/39		3,145,000	3,472,275
4.75% 2/15/37		250,000	287,656
5.25% 2/15/29		2,825,000	3,404,566
6.25% 8/15/23		3,261,000	4,230,639
7.5% 11/15/16		2,155,000	2,825,239
7.5% 11/15/24		780,000	1,132,463
7.875% 2/15/21		200,000	286,531
8% 11/15/21		870,000	1,266,258
8.75% 5/15/20		922,000	1,378,966
U.S. Treasury Notes:
0.75% 11/30/11		701,000	703,711
0.75% 5/31/12		5,890,000	5,907,965
0.875% 1/31/12		1,407,000	1,414,640
1% 9/30/11		3,150,000	3,171,902
1% 12/31/11		408,000	411,028
1.125% 6/15/13		6,120,000	6,146,316
1.375% 11/15/12		628,000	637,125
1.375% 2/15/13		297,000	300,968
1.5% 12/31/13		409,000	412,547
1.75% 4/15/13		5,864,000	5,998,227
1.875% 4/30/14		2,288,000	2,330,005
1.875% 6/30/15		979,000	983,207
2.375% 8/31/14		1,500,000	1,551,211
2.375% 9/30/14		2,782,000	2,874,371
2.375% 10/31/14		1,295,000	1,336,581
2.5% 3/31/15		4,688,000	4,859,393
2.5% 4/30/15		3,449,000	3,572,678
2.625% 6/30/14		3,400,000	3,555,390
2.625% 7/31/14		5,363,000	5,605,590
2.625% 4/30/16		1,135,000	1,166,833
2.75% 11/30/16		1,500,000	1,538,907
2.75% 2/15/19		2,778,000	2,769,969
3% 9/30/16		1,969,000	2,054,374
3% 2/28/17		1,500,000	1,558,125
3.125% 8/31/13		1,375,000	1,463,730
3.125% 9/30/13		1,291,000	1,374,814
3.125% 10/31/16		10,699,000	11,230,566
3.125% 1/31/17		1,636,000	1,712,175
3.125% 5/15/19		4,468,000	4,565,389
3.375% 6/30/13		734,000	786,756
3.5% 5/15/20		2,260,000	2,367,712
3.625% 8/15/19		2,209,000	2,337,915
3.625% 2/15/20		1,574,000	1,664,628
3.75% 11/15/18		328,000	353,728
3.875% 5/15/18		218,000	238,421
4% 8/15/18		721,000	793,663
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 11/15/17		$ 1,975,000	$ 2,220,178
4.5% 5/15/17		1,172,000	1,334,249
5.125% 5/15/16		1,865,000	2,177,242
TOTAL U.S. TREASURY OBLIGATIONS			123,660,961
Other Government Related - 2.2%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)		200,000	204,849
3.125% 6/15/12 (FDIC Guaranteed) (g)		9,000	9,401
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (g)		1,350,000	1,378,161
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		4,000,000	4,085,004
1.875% 11/15/12 (FDIC Guaranteed) (g)		525,000	536,194
2% 3/30/12 (FDIC Guaranteed) (g)		250,000	255,240
2.125% 7/12/12 (FDIC Guaranteed) (g)		172,000	176,494
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)		600,000	605,808
2% 9/28/12 (FDIC Guaranteed) (g)		1,693,000	1,733,800
2.125% 12/21/12 (FDIC Guaranteed) (g)		1,000,000	1,028,334
2.625% 12/28/12 (FDIC Guaranteed) (g)		384,000	399,143
3% 12/9/11 (FDIC Guaranteed) (g)		310,000	320,271
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (g)		1,360,000	1,383,910
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (g)		9,000	9,426
JPMorgan Chase & Co.:
2.125% 6/22/12 (FDIC Guaranteed) (g)		530,000	543,801
2.2% 6/15/12 (FDIC Guaranteed) (g)		530,000	544,693
3.125% 12/1/11 (FDIC Guaranteed) (g)		50,000	51,732
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		1,898,000	1,966,772
TOTAL OTHER GOVERNMENT RELATED			15,233,033
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $160,299,833)			165,309,711
U.S. Government Agency - Mortgage Securities - 2.3%
		Principal Amount (c)	Value
Fannie Mae - 1.0%
1.953% 9/1/33 (h)		$ 52,810	$ 54,264
2.032% 10/1/34 (h)		76,550	78,964
2.062% 11/1/35 (h)		43,337	44,526
2.073% 2/1/35 (h)		251,176	258,297
2.73% 11/1/33 (h)		10,237	10,668
2.731% 5/1/35 (h)		72,784	76,519
2.805% 7/1/35 (h)		34,483	35,955
2.889% 2/1/35 (h)		150,836	157,507
2.963% 3/1/33 (h)		16,012	16,757
2.989% 10/1/35 (h)		8,559	8,863
2.99% 11/1/36 (h)		8,299	8,698
3.018% 1/1/35 (h)		27,603	28,760
3.079% 3/1/35 (h)		1,210,870	1,275,498
3.079% 7/1/35 (h)		51,647	53,928
3.213% 7/1/35 (h)		46,789	48,151
3.221% 7/1/35 (h)		84,474	88,043
3.26% 9/1/34 (h)		46,677	48,410
3.278% 4/1/36 (h)		33,894	35,576
3.361% 1/1/40 (h)		1,902,046	1,969,668
3.391% 4/1/35 (h)		57,168	59,781
3.542% 2/1/37 (h)		88,050	92,013
3.546% 2/1/40 (h)		1,441,525	1,501,840
3.564% 11/1/36 (h)		21,940	22,949
3.6% 6/1/47 (h)		18,311	19,154
3.697% 6/1/36 (h)		5,452	5,698
3.863% 9/1/35 (h)		82,733	86,370
3.876% 5/1/35 (h)		32,100	33,517
3.882% 9/1/36 (h)		36,118	37,723
3.95% 10/1/37 (h)		28,982	30,267
4% 9/1/13		17,824	18,344
4.031% 8/1/35 (h)		90,551	95,637
4.162% 10/1/35 (h)		151,317	157,274
4.777% 7/1/35 (h)		31,829	33,194
5% 6/1/14		3,289	3,511
5.032% 2/1/34 (h)		43,807	45,995
5.544% 2/1/36 (h)		11,452	12,042
5.571% 4/1/36 (h)		64,411	67,450
5.707% 9/1/35 (h)		57,311	60,535
5.738% 5/1/36 (h)		13,945	14,655
5.883% 4/1/36 (h)		159,738	165,698
6% 6/1/16 to 10/1/16		16,541	17,979
6.074% 3/1/37 (h)		12,954	13,800
6.5% 4/1/12 to 9/1/32		167,147	184,306
TOTAL FANNIE MAE			7,078,784
Freddie Mac - 0.3%
1.791% 3/1/37 (h)		68,379	70,026
1.866% 5/1/37 (h)		11,489	11,802
1.903% 3/1/35 (h)		18,797	19,229
2.54% 6/1/33 (h)		31,971	33,151
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Freddie Mac - continued
2.613% 12/1/33 (h)		$ 66,472	$ 69,372
2.624% 5/1/37 (h)		66,506	69,320
2.994% 5/1/35 (h)		62,557	65,332
3.026% 5/1/37 (h)		102,038	106,756
3.086% 4/1/37 (h)		13,052	13,647
3.097% 10/1/35 (h)		41,299	42,992
3.188% 1/1/35 (h)		82,588	86,489
3.269% 1/1/36 (h)		197,041	207,177
3.392% 3/1/37 (h)		12,899	13,339
3.395% 7/1/35 (h)		35,836	37,282
3.558% 10/1/36 (h)		43,284	44,937
3.95% 12/1/36 (h)		154,188	161,201
4.021% 5/1/37 (h)		9,083	9,488
4.221% 4/1/34 (h)		363,993	376,102
4.439% 2/1/36 (h)		7,967	8,354
4.5% 8/1/33		26,126	27,312
4.744% 4/1/35 (h)		82,322	86,953
5.046% 1/1/37 (h)		50,925	53,725
5.06% 9/1/35 (h)		17,864	18,628
5.09% 7/1/35 (h)		19,246	20,194
5.138% 4/1/35 (h)		2,595	2,729
5.254% 7/1/36 (h)		368,307	387,651
5.462% 6/1/37 (h)		28,978	30,246
5.515% 1/1/36 (h)		23,999	25,066
5.515% 1/1/36 (h)		8,878	9,163
5.549% 3/1/36 (h)		104,794	109,220
5.554% 10/1/35 (h)		5,069	5,336
6.009% 6/1/37 (h)		3,818	4,034
6.122% 7/1/36 (h)		14,779	15,565
6.157% 6/1/37 (h)		9,707	10,242
6.23% 8/1/37 (h)		26,627	28,289
6.458% 2/1/37 (h)		8,153	8,543
6.5% 12/1/14 to 3/1/22		231,698	249,558
7.22% 4/1/37 (h)		483	512
TOTAL FREDDIE MAC			2,538,962
Government National Mortgage Association - 1.0%
5.492% 4/20/60 (k)		728,291	807,283
5.5% 1/20/60 to 3/20/60 (k)		4,318,653	4,778,728
5.691% 10/20/59 (k)		1,085,113	1,201,112
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			6,787,123
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,010,200)			16,404,869
Asset-Backed Securities - 0.1%
		Principal Amount (c)	Value
Lambda Finance BV Series 2007-1X Class A2, 0.889% 9/20/31 (h)	EUR	31,603	$ 36,679
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	249,239	399,192
TOTAL ASSET-BACKED SECURITIES (Cost $454,915)			435,871
Collateralized Mortgage Obligations - 1.4%

Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 0.953% 2/17/52 (h)	EUR	50,000	58,118
Granite Mortgages PLC 0.9675% 3/20/44 (h)	GBP	32,172	44,330
TOTAL PRIVATE SPONSOR			102,448
U.S. Government Agency - 1.4%
Fannie Mae:
floater Series 2006-56 Class PF, 0.6972% 7/25/36 (h)		594,184	591,597
Series 2006-127 Class FD, 0.6272% 7/25/36 (h)		554,890	550,653
Series 2006-44 Class FK, 0.7772% 6/25/36 (h)		211,689	211,229
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2005-56 Class F, 0.6372% 7/25/35 (h)		793,614	786,142
Series 2006-50 Class BF, 0.7472% 6/25/36 (h)		624,833	622,621
Series 2006-79 Class PF, 0.7472% 8/25/36 (h)		409,456	407,189
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		6,542	7,077
Series 2003-113 Class PE, 4% 11/25/18		80,000	85,035
Series 2003-70 Class BJ, 5% 7/25/33		45,000	49,230
Series 2003-85 Class GD, 4.5% 9/25/18		175,000	189,486
Series 2004-80 Class LD, 4% 1/25/19		100,000	105,537
Series 2004-81 Class KD, 4.5% 7/25/18		165,000	177,211
Series 2005-52 Class PB, 6.5% 12/25/34		96,493	104,602
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		25,640	28,099
Series 2004-95 Class AN, 5.5% 1/25/25		76,501	82,813
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continuedsequential payer:
Series 2005-117, Class JN, 4.5% 1/25/36		$ 40,000	$ 42,928
Series 2006-72 Class CY, 6% 8/25/26		145,000	166,320
Series 2003-79 Class FC, 0.7972% 8/25/33 (h)		438,183	438,174
Series 2008-76 Class EF, 0.8472% 9/25/23 (h)		169,502	169,401
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		14,451	15,926
Series 2115 Class PE, 6% 1/15/14		3,394	3,589
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.8497% 1/15/30 (h)		65,694	65,728
Series 2630 Class FL, 0.8497% 6/15/18 (h)		4,163	4,222
Series 3346 Class FA, 0.5797% 2/15/19 (h)		715,724	716,074
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		27,242	29,524
Series 2381 Class OG, 5.5% 11/15/16		19,345	20,954
Series 2425 Class JH, 6% 3/15/17		34,564	37,667
Series 2628 Class OE, 4.5% 6/15/18		95,000	103,582
Series 2695 Class DG, 4% 10/15/18		220,000	234,326
Series 2831 Class PB, 5% 7/15/19		200,000	220,591
Series 2866 Class XE, 4% 12/15/18		250,000	262,953
Series 2996 Class MK, 5.5% 6/15/35		28,236	31,071
Series 3122 Class FE, 0.6497% 3/15/36 (h)		556,186	554,538
Series 3147 Class PF, 0.6497% 4/15/36 (h)		466,311	464,254
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		38,072	41,826
Series 2570 Class CU, 4.5% 7/15/17		6,924	7,190
Series 2572 Class HK, 4% 2/15/17		7,887	8,056

		Principal Amount (c)	Value
Series 2668 Class AZ, 4% 9/15/18		$ 261,875	$ 282,691
Series 2860 Class CP, 4% 10/15/17		6,859	6,978
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,089,208
Series 2863 Class DB, 4% 9/15/14		8,639	8,828
Ginnie Mae guaranteed REMIC pass-thru securities:
floater 0.6475% 1/20/31 (h)		302,291	302,599
Series 2003-42 Class FH, 0.7975% 5/20/33 (h)		117,267	117,606
Series 2004-59 Class FC, 0.6497% 8/16/34 (h)		229,541	228,734
0.6813% 8/1/60 (h)(k)(n)		186,000	186,029
TOTAL U.S. GOVERNMENT AGENCY			9,860,088
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,638,886)			9,962,536
Commercial Mortgage Securities - 0.0%

Enterprise Inns PLC 6.5% 12/6/18	GBP	45,000	54,485
London & Regional Debt Securitisation No. 1 PLC Class A, 0.8609% 10/15/14 (h)	GBP	50,000	64,974
REC Plantation Place Ltd. Series 5 Class A, 0.8938% 7/25/16 (Reg. S) (h)	GBP	48,681	61,806
Skyline BV floater Series 2007-1 Class B, 0.892% 7/22/43 (h)	EUR	100,000	92,383
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $357,005)			273,648
Foreign Government and Government Agency Obligations - 22.0%

Arab Republic of Egypt:
5.75% 4/29/20 (f)		260,000	261,300
6.875% 4/30/40 (f)		130,000	126,100
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		799,408	537,602
par 2.5% 12/31/38 (e)		680,000	241,400
0.389% 8/3/12 (h)		303,750	279,120
7% 3/28/11		9,730,000	9,593,239
7% 9/12/13		6,755,000	5,879,102
Bahamian Republic 6.95% 11/20/29 (f)		240,000	240,000
Barbados Government 7.25% 12/15/21 (f)		305,000	323,300
Brazilian Federative Republic:
6% 9/15/13		116,671	122,213
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Brazilian Federative Republic: - continued
8.25% 1/20/34		$ 165,000	$ 217,800
8.75% 2/4/25		185,000	250,675
11% 8/17/40		710,000	953,175
12.25% 3/6/30		265,000	463,750
12.5% 1/5/22	BRL	755,000	473,508
Canadian Government:
2.5% 6/1/15	CAD	7,700,000	7,290,968
3.5% 6/1/20	CAD	5,600,000	5,446,132
5% 6/1/37	CAD	2,000,000	2,311,813
Cayman Island Government 5.95% 11/24/19 (f)		120,000	120,000
Colombian Republic:
7.375% 9/18/37		405,000	474,863
10.375% 1/28/33		180,000	261,000
11.75% 2/25/20		175,000	259,438
Congo Republic 3% 6/30/29 (e)		1,358,500	720,005
Croatia Republic 6.75% 11/5/19 (f)		230,000	238,556
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		215,000	220,913
8.25% 10/24/12 (f)		355,000	378,075
Dominican Republic:
1.5704% 8/30/24 (h)		325,000	266,500
7.5% 5/6/21 (f)		315,000	324,450
9.04% 1/23/18 (f)		309,312	343,337
Ecuador Republic 5% 2/28/25		76,000	48,640
El Salvador Republic:
7.375% 12/1/19 (f)		180,000	196,200
7.65% 6/15/35 (Reg. S)		240,000	254,400
7.75% 1/24/23 (Reg. S)		125,000	136,875
8.25% 4/10/32 (Reg. S)		90,000	99,000
Finnish Government 3.375% 4/15/20	EUR	500,000	638,546
French Republic:
OAT:
3.5% 4/25/20	EUR	4,450,000	5,637,788
4.5% 4/25/41	EUR	1,300,000	1,813,286
2% 7/12/15	EUR	3,700,000	4,527,663
4% 4/25/60	EUR	500,000	654,137
Gabonese Republic 8.2% 12/12/17 (f)		430,000	456,338
Georgia Republic 7.5% 4/15/13		500,000	517,500
German Federal Republic:
1.25% 9/16/11	EUR	1,200,000	1,480,684
2.25% 4/10/15	EUR	4,150,000	5,258,879
3% 7/4/20	EUR	3,150,000	3,998,960
3.5% 4/8/11	EUR	1,300,000	1,626,567
4.75% 7/4/40	EUR	1,930,000	3,019,153
Ghana Republic:
8.5% 10/4/17 (f)		535,000	561,750

		Principal Amount (c)	Value
14.99% 3/11/13	GHS	680,000	$ 465,936
Hungarian Republic 6.25% 1/29/20		320,000	313,600
Indonesian Republic:
5.875% 3/13/20 (f)		530,000	558,514
6.625% 2/17/37 (f)		425,000	446,250
6.875% 3/9/17 (f)		200,000	225,500
6.875% 1/17/18 (f)		400,000	451,000
7.75% 1/17/38 (f)		410,000	483,800
8.5% 10/12/35 (Reg. S)		400,000	504,000
11.625% 3/4/19 (f)		375,000	538,125
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,125,000	1,046,250
Italian Republic:
3.5% 6/1/14	EUR	2,600,000	3,265,502
3.75% 8/1/15	EUR	1,650,000	2,086,078
4% 9/1/20	EUR	1,850,000	2,248,200
4.25% 8/1/13	EUR	1,200,000	1,542,415
4.25% 3/1/20	EUR	2,550,000	3,169,278
5% 9/1/40	EUR	2,025,000	2,466,018
Japan Government:
0.4% 5/15/11	JPY	805,300,000	9,129,897
1.3% 6/20/20	JPY	210,000,000	2,423,006
2.1% 9/20/29	JPY	210,000,000	2,486,172
2.2% 9/20/39	JPY	160,000,000	1,915,587
Lithuanian Republic:
6.75% 1/15/15 (f)		225,000	235,350
7.375% 2/11/20 (f)		325,000	340,925
Ontario Province 4.4% 6/2/19	CAD	800,000	781,521
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		175,000	203,438
Peruvian Republic 7.35% 7/21/25		220,000	263,670
Philippine Republic:
6.5% 1/20/20		250,000	275,025
9.5% 2/2/30		185,000	250,213
10.625% 3/16/25		155,000	223,588
Polish Government 5% 10/19/15		95,000	99,869
Republic of Iraq 5.8% 1/15/28 (Reg. S)		750,000	607,500
Republic of Serbia 6.75% 11/1/24 (f)		1,561,167	1,494,817
Russian Federation:
3.625% 4/29/15 (f)		200,000	193,760
5% 4/29/20 (f)		600,000	581,220
7.5% 3/31/30 (Reg. S)		5,046,200	5,695,898
12.75% 6/24/28 (Reg. S)		710,000	1,189,250
Turkish Republic:
5.625% 3/30/21		260,000	256,750
6.75% 4/3/18		530,000	580,350
6.75% 5/30/40		355,000	356,065
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Turkish Republic: - continued
6.875% 3/17/36		$ 965,000	$ 996,363
7% 9/26/16		590,000	657,142
7.25% 3/15/15		85,000	94,988
7.25% 3/5/38		650,000	697,125
7.375% 2/5/25		1,150,000	1,292,370
7.5% 7/14/17		575,000	655,500
11.875% 1/15/30		210,000	339,423
UK Treasury GILT:
2.75% 1/22/15	GBP	1,100,000	1,691,550
4% 9/7/16	GBP	20,000	32,376
4.25% 12/7/40	GBP	2,600,000	3,926,558
4.5% 9/7/34	GBP	3,200,000	5,000,453
4.75% 3/7/20	GBP	2,200,000	3,663,595
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		1,450,000	1,450,000
Ukraine Government:
6.385% 6/26/12 (f)		180,000	178,200
6.75% 11/14/17 (f)		485,000	449,838
United Mexican States:
5.125% 1/15/20		260,000	272,350
5.625% 1/15/17		270,000	297,000
6.05% 1/11/40		260,000	274,300
7.5% 4/8/33		120,000	150,000
8.3% 8/15/31		115,000	154,675
Uruguay Republic:
6.875% 9/28/25		140,000	156,100
8% 11/18/22		553,878	667,423
Venezuelan Republic:
1.3072% 4/20/11 (Reg. S) (h)		2,950,000	2,728,750
5.375% 8/7/10 (Reg. S)		2,355,000	2,337,338
7% 3/31/38		310,000	162,750
8.5% 10/8/14		470,000	366,600
9% 5/7/23 (Reg. S)		1,610,000	998,200
9.25% 9/15/27		1,110,000	763,125
9.375% 1/13/34		375,000	234,375
10.75% 9/19/13		1,260,000	1,108,800
13.625% 8/15/18		1,401,000	1,225,875
Vietnamese Socialist Republic:
1.2103% 3/12/16 (h)		135,652	120,730
4% 3/12/28 (e)		960,000	787,200
6.75% 1/29/20 (f)		390,000	401,700
6.875% 1/15/16 (f)		230,000	244,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $151,435,239)			153,516,184
Supranational Obligations - 0.1%
		Principal Amount (c)	Value
Eurasian Development Bank 7.375% 9/29/14 (f)		$ 445,000	$ 461,688
European Investment Bank 11.25% 12/2/11 (f)	ZMK	800,000,000	160,742
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $622,516)			622,430
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Intermet Corp. (a)(l)	6,092	0
Remy International, Inc. (a)	2,065	20,650
Media - 0.2%
Charter Communications, Inc. Class A (a)	5,739	202,587
Haights Cross Communications, Inc. (a)	107	793
Haights Cross Communications, Inc. warrants 3/11/13 (a)	148	409
HMH Holdings, Inc. (a)(l)	179,089	1,029,762
HMH Holdings, Inc. warrants 3/9/17 (a)	40,350	20,175
RDA Holding Co. (a)	20,449	408,980
RDA Holding Co. warrants 2/19/14 (a)(l)	510	0
SuperMedia, Inc. (a)	455	8,322
		1,671,028
TOTAL CONSUMER DISCRETIONARY		1,691,678
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	575
Airlines - 0.1%
Delta Air Lines, Inc. (a)	41,915	492,501
Building Products - 0.1%
Nortek, Inc. (a)	16,991	713,622
Nortek, Inc. warrants 12/7/14 (a)	524	1,106
		714,728
Marine - 0.0%
US Shipping Partners Corp. (a)	644	0
US Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
TOTAL INDUSTRIALS		1,207,804
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(l)	27,300	0
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MagnaChip Semiconductor LLC (a)	21,347	$ 2,989
Spansion, Inc. Class A (a)	11,099	181,025
		184,014
MATERIALS - 0.4%
Chemicals - 0.3%
Celanese Corp. Class A	378	9,416
Georgia Gulf Corp. (a)	39,526	527,277
LyondellBasell Industries NV:
Class A (a)	36,769	593,819
Class B (a)	33,690	544,094
		1,674,606
Containers & Packaging - 0.1%
Constar International, Inc. (a)	1,700	13,328
Smurfit-Stone Container Enterprises, Inc. (a)	23,202	574,250
		587,578
Metals & Mining - 0.0%
Aleris International, Inc. (a)(l)	2,037	71,295
Rathgibson Acquisition Co. LLC Class A (a)(l)	14,800	137,744
		209,039
TOTAL MATERIALS		2,471,223
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	2,566
TOTAL COMMON STOCKS (Cost $7,825,939)		5,557,285
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 4.50%	600	45,825
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (f)	1,572	1,218,300
TOTAL PREFERRED STOCKS (Cost $886,530)		1,264,125
Floating Rate Loans - 5.1%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.2%
Visteon Corp. term loan 4.426% 6/13/13 (b)(h)	$ 1,290,000	$ 1,380,300
Automobiles - 0.0%
AM General LLC:
Credit-Linked Deposit 3.3472% 9/30/12 (h)	1,795	1,579
Tranche B, term loan 3.4472% 9/30/13 (h)	33,744	29,695
		31,274
Diversified Consumer Services - 0.2%
ServiceMaster Co.:
term loan 2.8946% 7/24/14 (h)	400,375	364,341
Tranche DD, term loan 2.85% 7/24/14 (h)	41,239	37,528
Thomson Learning Tranche B, term loan 3.03% 7/5/14 (h)	806,749	693,804
		1,095,673
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2602% 2/16/14 (b)(h)	18,723	14,042
Las Vegas Sands LLC:
term loan 2.1% 5/23/14 (h)	9,105	8,058
Tranche B, term loan 2.05% 5/23/14 (h)	45,059	39,877
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.8202% 6/14/13 (h)	3,008	2,571
term loan 2.8798% 6/14/14 (h)	31,160	26,642
		91,190
Media - 0.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.35% 3/6/14 (h)	2,263,978	2,097,122
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.6009% 6/12/14 (h)	1,772,673	1,604,269
Idearc, Inc. term loan 11% 12/31/15 (h)	91,838	78,980
Univision Communications, Inc. Tranche 1LN, term loan 2.5972% 9/29/14 (h)	1,440,852	1,195,907
		4,976,278
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. term loan 2.6655% 5/28/13 (h)	421,709	393,244
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.:
Tranche B1, term loan 2.7606% 10/31/13 (h)	$ 575,391	$ 536,552
Tranche B2, term loan 5.0106% 7/31/16 (h)	1,510,725	1,454,073
		2,383,869
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.5972% 4/4/14 (h)	100,000	92,000
TOTAL CONSUMER DISCRETIONARY		10,050,584
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.375% 5/7/14 (h)	27,751	24,421
FINANCIALS - 0.7%
Commercial Banks - 0.1%
CIT Group, Inc.:
term loan 13% 1/20/12 (h)	97,948	101,009
Tranche A, term loan 9.5% 1/20/12 (h)	477,499	487,049
		588,058
Diversified Financial Services - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9972% 1/29/16 (h)	1,024,758	783,940
Real Estate Management & Development - 0.5%
Realogy Corp.:
Credit-Linked Deposit 3.2013% 10/10/13 (h)	219,828	189,602
Tranche 2LN, term loan 13.5% 10/15/17	950,000	988,000
Tranche B, term loan 3.2915% 10/10/13 (h)	816,506	704,236
Tranche DD, term loan 3.2927% 10/10/13 (h)	1,575,507	1,323,426
		3,205,264
TOTAL FINANCIALS		4,577,262
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5972% 4/10/14 (h)	130,575	115,559
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.2878% 2/21/13 (h)	9,258	8,703

	Principal Amount (c)	Value
Tranche 2LN, term loan 10.5378% 2/21/14 (h)	$ 20,000	$ 17,000
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.1% 3/28/14 (h)	10,000	9,550
		35,253
Airlines - 0.4%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (h)	34,738	34,868
Tranche 2LN, term loan 3.5478% 4/30/14 (h)	643,687	572,881
Northwest Airlines Corp. Tranche A, term loan 2.29% 12/31/18 (h)	815,826	668,978
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (h)	788,865	684,341
US Airways Group, Inc. term loan 2.8128% 3/23/14 (h)	715,068	564,904
		2,525,972
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.45% 2/7/15 (h)	40,000	35,000
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (h)	464,000	459,360
Tranche 2LN, term loan 7% 3/17/16 (h)	341,000	336,738
		831,098
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 3.5651% 12/3/14 (h)	929,806	841,475
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.1951% 5/4/15 pay-in-kind (h)	230,000	211,600
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (h)	1,318,070	1,215,919
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (b)(h)	50,000	9,000
TOTAL INDUSTRIALS		5,670,317
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5528% 10/1/14 (h)	56,948	52,819
Tranche B A2, term loan 2.5972% 10/1/14 (h)	135,747	125,906
Tranche B A3, term loan 2.6038% 10/1/14 (h)	158,372	146,890
Floating Rate Loans - continued
	Principal Amount (c)	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd.: - continued
Tranche B-A, term loan 2.5417% 10/1/14 (h)	$ 198,178	$ 183,810
Tranche B-B, term loan 2.5409% 10/1/12 (h)	192,631	183,481
		692,906
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.6038% 12/1/16 (h)	1,466,169	1,286,563
Spansion, Inc. term loan 7.5% 2/1/15 (h)	922,688	911,154
		2,197,717
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.5334% 6/11/14 (h)	725,759	689,471
Tranche 2LN, term loan 6.2834% 6/11/15 (h)	125,000	116,250
Open Solutions, Inc. term loan 2.445% 1/23/14 (h)	19,354	16,838
		822,559
TOTAL INFORMATION TECHNOLOGY		3,713,182
MATERIALS - 0.4%
Chemicals - 0.2%
Chemtura Corp. term loan 6% 2/1/11 (h)	105,000	104,475
Momentive Performance Materials, Inc. Tranche B1, term loan 2.625% 12/4/13 (h)	1,422,784	1,273,391
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 9/20/10 (h)	102,471	103,880
Tranche B 2LN, term loan 9% 9/20/10 (h)	27,529	27,908
		1,509,654
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.3497% 4/3/15 (h)	1,161,478	1,027,908
Metals & Mining - 0.0%
Aleris International, Inc. Tranche B 1LN, term loan 4.25% 12/19/13 (b)(h)	33,696	40
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 12/1/10 (h)	19,555	19,360

	Principal Amount (c)	Value
Tranche 1LN, term loan 7% 5/8/14 (b)(h)	$ 94,500	$ 9,450
Tranche DD, term loan 5.884% 12/1/10 (h)(m)	6,780	6,713
		35,523
TOTAL MATERIALS		2,573,125
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.0%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.6577% 3/21/15 (h)	140,000	139,300
Tranche B 1LN, term loan 3.6577% 5/26/13 (h)	60,000	58,800
Tranche C 1LN, term loan 4.6577% 5/26/14 (h)	60,000	58,800
		256,900
Wireless Telecommunication Services - 0.4%
Digicel International Finance Ltd. term loan 3.0625% 3/30/12 (h)	1,600,048	1,536,046
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (h)	1,080,000	993,600
		2,529,646
TOTAL TELECOMMUNICATION SERVICES		2,786,546
UTILITIES - 0.9%
Electric Utilities - 0.9%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.8509% 10/10/14 (h)	2,637,442	1,945,114
Tranche B2, term loan 3.9754% 10/10/14 (h)	2,094,302	1,539,312
Tranche B3, term loan 3.8509% 10/10/14 (h)	3,344,232	2,441,290
		5,925,716
TOTAL FLOATING RATE LOANS (Cost $32,845,539)		35,436,712
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Citibank 1.4375% 12/14/19 (h) (Cost $339,964)	457,918	402,968
Fixed-Income Funds - 3.2%
	Shares
Fidelity Floating Rate Central Fund (i) (Cost $20,382,364)	238,857	22,340,295
Preferred Securities - 0.6%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 1,350,000	$ 1,375,034
Net Servicos de Comunicacao SA 9.25% (f)	1,200,000	1,213,547
		2,588,581
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	1,438,000	1,444,661
TOTAL PREFERRED SECURITIES (Cost $3,961,478)		4,033,242
Other - 0.0%

Other - 0.0%
Delta Air Lines ALPA Claim (a)	470,000	9,400
Idearc, Inc. Claim (a)	108,228	1
TOTAL OTHER (Cost $5,123)		9,401
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.20% (j) (Cost $38,133,708)	38,133,708	38,133,708
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $671,323,192)	690,783,517
NET OTHER ASSETS (LIABILITIES) - 1.1%	7,398,205
NET ASSETS - 100%	$ 698,181,722
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	$ 250,000	$ (44,278)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	350,000	(67,505)
		$ 600,000	$ (111,783)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana cedi
JPY	-	Japanese yen
RUB	-	Russian ruble
ZMK	-	Zambian kwacha
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,614,023 or 13.8% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $15,233,033 or 2.2% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,238,801 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 2,734,420
Intermet Corp.	1/7/05 - 1/13/05	$ 115,372
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 78,544
RDA Holding Co. warrants 2/19/14	2/27/07	$ 160,000

(m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,147 and $4,105, respectively. The coupon rate will be determined at time of settlement.

(n) Security or a portion of the security purchased on a delayed delivery or when issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,143
Fidelity Floating Rate Central Fund	432,311
Total	$ 463,454
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 29,240,589	$ 2,200,937	$ 9,250,171	$ 22,340,295	0.8%
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,691,678	$ 210,909	$ 1,438,742	$ 42,027
Energy	45,825	-	45,825	-
Financials	1,218,300	-	1,218,300	-
Industrials	1,207,804	1,206,123	1,106	575
Information Technology	184,014	181,025	-	2,989
Materials	2,471,223	2,262,184	71,295	137,744
Utilities	2,566	2,566	-	-
Corporate Bonds	237,080,532	-	236,764,056	316,476
U.S. Government and Government Agency Obligations	165,309,711	-	165,309,711	-
U.S. Government Agency - Mortgage Securities	16,404,869	-	16,404,869	-
Asset-Backed Securities	435,871	-	435,871	-
Collateralized Mortgage Obligations	9,962,536	-	9,962,536	-
Commercial Mortgage Securities	273,648	-	273,648	-
Foreign Government and Government Agency Obligations	153,516,184	-	153,516,184	-
Supranational Obligations	622,430	-	622,430	-
Floating Rate Loans	35,436,712	-	35,436,672	40
Sovereign Loan Participations	402,968	-	402,968	-
Fixed-Income Funds	22,340,295	22,340,295	-	-
Preferred Securities	4,033,242	-	4,033,242	-
Other	9,401	-	-	9,401
Money Market Funds	38,133,708	38,133,708	-	-
Total Investments in Securities:	$ 690,783,517	$ 64,336,810	$ 625,937,455	$ 509,252
Derivative Instruments:
Liabilities
Swap Agreements	$ (111,783)	$ -	$ (111,783)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 618,112
Total Realized Gain (Loss)	107
Total Unrealized Gain (Loss)	120,833
Cost of Purchases	98,714
Proceeds of Sales	(60,809)
Amortization/Accretion	11,758
Transfers in to Level 3	321,863
Transfers out of Level 3	(601,326)
Ending Balance	$ 509,252
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 120,833

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (111,783)
Total Value of Derivatives	$ -	$ (111,783)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.3%
Bermuda	3.1%
Canada	2.9%
Argentina	2.8%
United Kingdom	2.4%
Germany	2.4%
Japan	2.4%
Italy	2.2%
France	2.0%
Venezuela	1.7%
Luxembourg	1.4%
Netherlands	1.3%
Russia	1.1%
Others (Individually Less Than 1%)	8.0%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $612,807,120)	$ 630,309,514
Fidelity Central Funds (cost $58,516,072)	60,474,003
Total Investments (cost $671,323,192)		$ 690,783,517
Cash		263,408
Foreign currency held at value (cost $20,275)		20,277
Receivable for investments sold		23,156,664
Receivable for fund shares sold		439,468
Dividends receivable		37
Interest receivable		8,649,991
Distributions receivable from Fidelity Central Funds		81,668
Total assets		723,395,030

Liabilities
Payable for investments purchased
Regular delivery	$ 24,431,784
Delayed delivery	186,000
Payable for fund shares redeemed	4,199
Unrealized depreciation on swap agreements	111,783
Accrued management fee	323,520
Distribution fees payable	828
Other affiliated payables	74,456
Other payables and accrued expenses	80,738
Total liabilities		25,213,308

Net Assets		$ 698,181,722
Net Assets consist of:
Paid in capital		$ 655,385,700
Undistributed net investment income		22,086,460
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,394,227
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,315,335
Net Assets		$ 698,181,722

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($157,648,953 ÷ 13,835,270 shares)	$ 11.39

Service Class: Net Asset Value, offering price and redemption price per share ($1,517,696 ÷ 133,455 shares)	$ 11.37

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,927,187 ÷ 345,366 shares)	$ 11.37

Investor Class: Net Asset Value, offering price and redemption price per share ($535,087,886 ÷ 47,053,961 shares)	$ 11.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 225,924
Interest		19,413,471
Income from Fidelity Central Funds		463,454
Total income		20,102,849

Expenses
Management fee	$ 1,905,141
Transfer agent fees	311,209
Distribution fees	3,901
Accounting fees and expenses	129,791
Custodian fees and expenses	40,725
Independent trustees' compensation	1,132
Audit	34,498
Legal	19,862
Miscellaneous	28,330
Total expenses before reductions	2,474,589
Expense reductions	(189)	2,474,400
Net investment income		17,628,449
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,342,293
Fidelity Central Funds	945,403
Foreign currency transactions	(129,569)
Swap agreements	11,236
Total net realized gain (loss)		3,169,363
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,784,486)
Assets and liabilities in foreign currencies	(10,573)
Swap agreements	(112,929)
Total change in net unrealized appreciation (depreciation)		(2,907,988)
Net gain (loss)		261,375
Net increase (decrease) in net assets resulting from operations		$ 17,889,824

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,628,449	$ 27,721,680
Net realized gain (loss)	3,169,363	9,689,230
Change in net unrealized appreciation (depreciation)	(2,907,988)	79,239,248
Net increase (decrease) in net assets resulting from operations	17,889,824	116,650,158
Distributions to shareholders from net investment income	-	(24,242,970)
Distributions to shareholders from net realized gain	(1,474,701)	(4,157,194)
Total distributions	(1,474,701)	(28,400,164)
Share transactions - net increase (decrease)	35,162,660	219,226,774
Total increase (decrease) in net assets	51,577,783	307,476,768

Net Assets
Beginning of period	646,603,939	339,127,171
End of period (including undistributed net investment income of $22,086,460 and undistributed net investment income of $4,458,011, respectively)	$ 698,181,722	$ 646,603,939

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 8.94	$ 10.63	$ 10.70	$ 10.40	$ 10.61
Income from Investment Operations
Net investment income E	.298	.619	.583	.600	.579	.552
Net realized and unrealized gain (loss)	.007	2.065	(1.670)	(.007)	.239	(.226)
Total from investment operations	.305	2.684	(1.087)	.593	.818	.326
Distributions from net investment income	-	(.439)	(.548)	(.523)	(.493)	(.451)
Distributions from net realized gain	(.025)	(.075)	(.055)	(.140)	(.025)	(.085)
Total distributions	(.025)	(.514)	(.603)	(.663)	(.518)	(.536)
Net asset value, end of period	$ 11.39	$ 11.11	$ 8.94	$ 10.63	$ 10.70	$ 10.40
Total Return B,C,D	2.75%	30.02%	(10.20)%	5.59%	7.87%	3.10%
Ratios to Average Net Assets F,H
Expenses before reductions	.72% A	.74%	.73%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.72% A	.74%	.73%	.73%	.74%	.75%
Expenses net of all reductions	.72% A	.74%	.72%	.73%	.74%	.75%
Net investment income	5.31% A	5.98%	5.65%	5.49%	5.40%	5.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,649	$ 166,898	$ 99,114	$ 119,524	$ 123,870	$ 135,352
Portfolio turnover rate G	230% A	199%	256%	152%	83%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 8.92	$ 10.61	$ 10.68	$ 10.38	$ 10.59
Income from Investment Operations
Net investment income E	.292	.594	.574	.588	.567	.541
Net realized and unrealized gain (loss)	.003	2.083	(1.676)	(.005)	.241	(.225)
Total from investment operations	.295	2.677	(1.102)	.583	.808	.316
Distributions from net investment income	-	(.422)	(.533)	(.513)	(.483)	(.441)
Distributions from net realized gain	(.025)	(.075)	(.055)	(.140)	(.025)	(.085)
Total distributions	(.025)	(.497)	(.588)	(.653)	(.508)	(.526)
Net asset value, end of period	$ 11.37	$ 11.10	$ 8.92	$ 10.61	$ 10.68	$ 10.38
Total Return B,C,D	2.66%	30.01%	(10.37)%	5.51%	7.78%	3.01%
Ratios to Average Net Assets F,H
Expenses before reductions	.82% A	.84%	.82%	.83%	.84%	.85%
Expenses net of fee waivers, if any	.82% A	.84%	.82%	.83%	.84%	.85%
Expenses net of all reductions	.82% A	.84%	.82%	.82%	.84%	.85%
Net investment income	5.20% A	5.88%	5.55%	5.39%	5.30%	5.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,518	$ 1,898	$ 2,644	$ 4,445	$ 4,211	$ 3,907
Portfolio turnover rate G	230% A	199%	256%	152%	83%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 8.92	$ 10.61	$ 10.67	$ 10.38	$ 10.59
Income from Investment Operations
Net investment income E	.280	.578	.558	.571	.551	.524
Net realized and unrealized gain (loss)	.005	2.087	(1.680)	.005	.232	(.224)
Total from investment operations	.285	2.665	(1.122)	.576	.783	.300
Distributions from net investment income	-	(.400)	(.513)	(.496)	(.468)	(.425)
Distributions from net realized gain	(.025)	(.075)	(.055)	(.140)	(.025)	(.085)
Total distributions	(.025)	(.475)	(.568)	(.636)	(.493)	(.510)
Net asset value, end of period	$ 11.37	$ 11.11	$ 8.92	$ 10.61	$ 10.67	$ 10.38
Total Return B,C,D	2.57%	29.88%	(10.56)%	5.45%	7.54%	2.86%
Ratios to Average Net Assets F, H
Expenses before reductions	.99% A	.99%	.98%	.98%	.99%	1.00%
Expenses net of fee waivers, if any	.99% A	.99%	.98%	.98%	.99%	1.00%
Expenses net of all reductions	.99% A	.99%	.97%	.97%	.99%	1.00%
Net investment income	5.03% A	5.72%	5.40%	5.24%	5.15%	4.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,927	$ 1,918	$ 2,625	$ 4,418	$ 4,192	$ 3,895
Portfolio turnover rate G	230% A	199%	256%	152%	83%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 8.92	$ 10.62	$ 10.69	$ 10.39	$ 10.69
Income from Investment Operations
Net investment income E	.295	.617	.577	.591	.570	.235
Net realized and unrealized gain (loss)	.010	2.065	(1.677)	(.003)	.246	(.065)
Total from investment operations	.305	2.682	(1.100)	.588	.816	.170
Distributions from net investment income	-	(.437)	(.545)	(.518)	(.491)	(.450)
Distributions from net realized gain	(.025)	(.075)	(.055)	(.140)	(.025)	(.020)
Total distributions	(.025)	(.512)	(.600)	(.658)	(.516)	(.470)
Net asset value, end of period	$ 11.37	$ 11.09	$ 8.92	$ 10.62	$ 10.69	$ 10.39
Total Return B,C,D	2.76%	30.06%	(10.34)%	5.55%	7.85%	1.59%
Ratios to Average Net Assets F,I
Expenses before reductions	.75% A	.77%	.76%	.80%	.82%	.86% A
Expenses net of fee waivers, if any	.75% A	.77%	.76%	.80%	.82%	.85% A
Expenses net of all reductions	.75% A	.77%	.76%	.80%	.82%	.85% A
Net investment income	5.27% A	5.95%	5.61%	5.41%	5.32%	5.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 535,088	$ 475,890	$ 234,744	$ 228,628	$ 104,283	$ 22,502
Portfolio turnover rate G	230% A	199%	256%	152%	83%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign loan participations, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates) and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 42,598,027
Gross unrealized depreciation	(17,344,361)
Net unrealized appreciation (depreciation)	$ 25,253,666

Tax cost	$ 665,529,851

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements	$ 11,236	$ (112,929)
Totals (a)	$ 11,236	$ (112,929)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $524,529,722 and $479,274,411, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 877
Service Class 2	3,024
$ 3,901

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 55,400
Service Class	611
Service Class 2	1,096
Investor Class	254,102
$ 311,209

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,284 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $189.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 6,342,757
Service Class	-	69,077
Service Class 2	-	65,395
Investor Class	-	17,765,741
Total	$ -	$ 24,242,970
From net realized gain
Initial Class	$ 370,889	$ 1,083,615
Service Class	4,068	12,277
Service Class 2	4,324	12,262
Investor Class	1,095,420	3,049,040
Total	$ 1,474,701	$ 4,157,194

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	700,340	5,096,428	$ 7,878,937	$ 53,470,698
Reinvestment of distributions	33,534	667,839	370,889	7,426,372
Shares redeemed	(1,915,516)	(1,836,732)	(21,685,315)	(18,480,857)
Net increase (decrease)	(1,181,642)	3,927,535	$ (13,435,489)	$ 42,416,213
Service Class
Reinvestment of distributions	368	7,329	4,068	81,354
Shares redeemed	(37,931)	(132,635)	(429,107)	(1,343,103)
Net increase (decrease)	(37,563)	(125,306)	$ (425,039)	$ (1,261,749)
Service Class 2
Shares sold	227,732	3,999	$ 2,575,917	$ 41,527
Reinvestment of distributions	392	6,990	4,324	77,657
Shares redeemed	(55,486)	(132,446)	(628,608)	(1,340,594)
Net increase (decrease)	172,638	(121,457)	$ 1,951,633	$ (1,221,410)
Investor Class
Shares sold	5,781,598	15,870,689	$ 65,334,463	$ 169,218,058
Reinvestment of distributions	99,313	1,875,205	1,095,420	20,814,781
Shares redeemed	(1,725,192)	(1,154,414)	(19,358,328)	(10,739,119)
Net increase (decrease)	4,155,719	16,591,480	$ 47,071,555	$ 179,293,720

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 91% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability of repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPSI-SANN-0810
1.803539.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 2, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 2, 2010